OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Current
Work in progress	$ 469		$ 478
Prepayments and other assets	1,039		872
Assets held for sale	350		9
Total current	1,858	[1]	1,359
Non-current
Prepayments and other assets	515		488
Total non-current	$ 515	[1]	$ 488

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.